RELATED PARTY TRANSACTIONS (Schedule of related party loans – associated companies) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Interest income - related parties, long term loans to associated companies	$ 4,063	$ 7,064
River Box
Related Party Transaction [Line Items]
Loans granted	45,000
Loans outstanding	45,000
Interest income - related parties, long term loans to associated companies	2,300	0
SFL Hercules Ltd (“SFL Hercules”)
Related Party Transaction [Line Items]
Loans granted	145,000
Loans outstanding	80,000
Interest income - related parties, long term loans to associated companies	1,800	1,800
SFL Deepwater Ltd (“SFL Deepwater”)
Related Party Transaction [Line Items]
Interest income - related parties, long term loans to associated companies	0	2,500
SFL Linus Ltd (“SFL Linus”)
Related Party Transaction [Line Items]
Interest income - related parties, long term loans to associated companies	$ 0	$ 2,700